EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share:

	Six Months Ended June 30,		Three Months Ended June 30,
	2022	2021	2022	2021

Net loss attributable to the common stockholders	$(1,344,371)	$(1,111,543)	$(666,325)	$(649,861)

Basic weighted average outstanding shares of common stock	37,295,803	35,841,627	37,295,803	36,410,334
Dilutive effect of options and warrants	-	-	-	-
Diluted weighted average common stock and common stock equivalents	37,295,803	35,841,627	37,295,803	36,410,334

Loss per share:
Basic and diluted	$(0.04)	$(0.03)	$(0.02)	$(0.02)

The following table sets forth the computation of basic and diluted net income per share:

	Years Ended December 31,
	2021	2020

Net loss attributable to the common stockholders	$(3,004,619)	$(1,259,590)

Basic weighted average outstanding shares of common stock	36,396,585	7,351,272
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	36,396,585	7,351,272

Loss per share:
Basic and diluted	$(0.08)	$(0.17)